Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of options and warrants outstanding
For the Year Ended December 31, 2021	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Awards outstanding at beginning of period	179,037	$0.99
Awards granted	832,427	$3.20
Awards forfeited	3,580	$2.79
Awards outstanding at end of period	1,007,884	$2.81	3.70	$8,434
Awards exercisable at end of period	1,007,884	$2.81	3.70	$8,434
For the Year Ended December 31, 2021	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Awards outstanding at beginning of period	—	$—
Awards granted	2,105,527	$10.05
Awards forfeited	3,555	$10.00
Awards outstanding at end of period	2,101,972	$10.05	4.74	$2,376
Awards exercisable at end of period	—	$—	—	$—
For the Year Ended December 31, 2021	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Warrants outstanding at beginning of period	2,176,081	$1.03
Warrants granted	—	$—
Warrants outstanding at end of period	2,176,081	$1.03	2.81	$22,084
Warrants exercisable at end of period	2,176,081	$1.03	2.81	$22,084
For the Year Ended December 31, 2021	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Warrants outstanding at beginning of period	413,313	$0.01
Warrants granted	—	$—
Warrants exercised	413,313	$0.01		$4,618
Warrants outstanding at end of period	—	$—	—	$—

Schedule of fair value of employee awards under the 2019 Plan using the Black-Scholes-Merton option
	For the Year Ended December 31, 2021
	Range of Assumptions
Valuation assumptions:
Expected term (years)	3.25	–	4.87
Expected volatility	45.50%	–	56.90%
Expected dividend yield	0.00%	–	0.00%
Risk-free interest rate	(0.66)%	–	0.81%
	For the Year Ended December 31, 2021
	Range of Assumptions
Grant date fair value per option	$3.57	$5.21
Valuation assumptions:
Expected term (years)	3.29	3.50
Expected volatility	56.40%	57.41%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.95%	0.98%

Schedule of fair value of employee options under the 2021 LTIP using a lattice option pricing model
	For the Year Ended December 31, 2021
	Range of Assumptions
Grant date fair value per option	$3.26	–	$3.41
Valuation assumptions:
Expected volatility	49.70%	–	50.80%
Expected dividend yield	0.00%	–	0.00%
Risk-free interest rate	0.78%	–	0.82%

Schedule of fair value of warrants under the EDGE Agreements using the Black-Scholes-Merton option
	July 8, 2020	October 6, 2020
Grant date fair value per warrant	$0.28	$0.39
Valuation assumptions:
Expected term (years)	4.00	2.80
Expected volatility	43.29%	43.10%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	(0.65)%	(0.71)%
March 8, 2021
Grant date fair value per warrant	$10.17
Valuation assumptions:
Expected term (years)	3.00
Expected volatility	49.80%
Expected dividend yield	0.00%
Risk-free interest rate	(0.66)%